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One Security Benefit Place · Topeka, Kansas 66636-0001
800.888.2461 · SecurityBenefit.com

October 15, 2013

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180 and 333-120399
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
BlackRock Equity Dividend Fund	0000814507	October 2, 2013
Fidelity Advisor Series I	0000722574	September 26, 2013
Fidelity Advisor Series VII	0000315700	September 26, 2013
Prudential Investment Portfolios 5	0001090155	September 26, 2013
Prudential Jennison 20/20 Focus Fund	0001052118	September 26, 2013
Wells Fargo Funds Trust	0001081400	September 27, 2013

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company